Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues	$ 1,835,773	$ 472,435
Operating expenses
General and administrative expenses	4,289,754	8,435,404
Service costs	1,239,077	2,072,669
Total operating expenses	5,528,831	10,508,073
Net loss from operations	(3,693,058)	(10,035,638)
Other income (expense)
Other income (expense)	(7,287)	186,880
Interest income - note receivable	117,721	24,773
Interest expense - note payable	(6,601)	(65,499)
Change in fair value of derivative liability	440,065	(13,771,835)
Loss on impairment of intangible	(2,625,000)
Loss from investment write-off	(430,005)
Total other income (expense)	(2,511,107)	(13,625,681)
Provision for taxes
Net loss	(6,204,165)	(23,661,319)
Net profit (loss) from non-controlling interest	8,122	(912,269)
Net loss attributable to MetaWorks	$ (6,212,287)	$ (22,749,050)
Loss per common share – Basic and diluted	$ (0.08)	$ (0.37)
Weighted average number of common shares outstanding, basic and diluted	77,468,853	61,125,454
Consulting Services [Member]
Revenues
Total revenues	$ 504,750	$ 136,000
NFT [Member]
Revenues
Total revenues	81,023	336,435
Movie Distribution [Member]
Revenues
Total revenues	$ 1,250,000